Schedule I Condensed Non-Consolidated Financial Information of Registrant - Supplemental Cash Flow Information (Details) - Teekay Parent - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Supplemental Cash Flow [Line Items]
Dividends received	$ 10.0	$ 58.0	$ 1.0
Return of capital to parent	$ 1.7